Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases
Summary of balance sheet amounts relating to leases

The balance sheet shows the following amounts relating to leases:

	June 30,	December 31,
	2020	2019
(DKK million)
Right-of-use assets
Properties	308	173
Equipment	4	4

Total right-of-use assets	312	177

Lease liabilities
Current	43	26
Non-current	313	155

Total lease liabilities	356	181

Summary of statement of comprehensive income amounts relating to leases

The statement of comprehensive income shows the following amounts relating to leases:

	6 Months Ended	6 Months Ended
	June 30, 2020	June 30, 2019
(DKK million)
Depreciation charge of right-of-use assets
Properties	14	13
Equipment	1	1

Total depreciation charge of right-of-use assets	15	14

Interest expense	3	4
Expense relating to short-term leases	2	1